Lease (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of minimum lease payments under the operating lease
Future minimum lease payments under the operating leases as of December 31, 2022, were as follows:

Operating Lease Obligations
Fiscal Year:
2023	$3,338
2024	1,967
2025	1,285
2026	1,295
2027	478

Total	8,363
Less imputed interest	251

Present value of net future minimum lease payments	8,112
Less operating lease liabilities-current	3,204

Long-term operating lease liabilities	$4,908